ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		$ (572)		$ 3,277		$ 3,249
Other comprehensive income		(86)		(341)		233
Other items	[1],[2]	87
Ending balance		(1,424)		(572)		3,277
Accumulated other comprehensive income
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		539	[3],[4]	523	[3]	278	[5]
Other comprehensive income		(5)	[4]	16	[3]	245	[5]
Other items	[1],[2],[4]	142
Ending balance		392	[4]	539	[3],[4]	523	[3]
Limited Partners | Accumulated other comprehensive income
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		539		523
Other comprehensive income		(5)		16
Other items		142
Ending balance		392		539		523
Limited Partners | Revaluation Surplus
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		1,077		959
Other comprehensive income		10		118
Other items		142
Ending balance		945		1,077		959
Limited Partners | Foreign Currency Translation
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		(542)		(437)
Other comprehensive income		(15)		(105)
Other items		0
Ending balance		(557)		(542)		(437)
Limited Partners | Cash Flow Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		4		1
Other comprehensive income		0		3
Other items		0
Ending balance		$ 4		$ 4		$ 1

[1]	Refer to Note 4, Disposition of Businesses for further details.
[2]	Refer to Note 5, Acquisition of Businesses for further details.
[3]	Refer to Note 20 Accumulated Other Comprehensive Income (Loss) for an analysis of accumulated other comprehensive income (loss) by item.
[4]	Refer to Note 20, Accumulated Other Comprehensive Income (Loss) for an analysis of accumulated other comprehensive income (loss) by item.
[5]	Refer to Note 20 Accumulated Other Comprehensive Income (Loss) for an analysis of accumulated other comprehensive income (loss) by item.